Capital and Reserves (Narrative) (Details) ₪ / shares in Units, ₪ in Millions	1 Months Ended			12 Months Ended
	Mar. 23, 2020 shares	Dec. 31, 2019 ILS (₪) shares ₪ / shares	Jun. 30, 2019 shares	Dec. 31, 2019 ILS (₪) shares ₪ / shares	Dec. 31, 2018 shares ₪ / shares	Dec. 31, 2017 shares ₪ / shares
Statement Line Items [Line Items]
Par value per share | ₪ / shares		₪ 0.01		₪ 0.01	₪ 0.01	₪ 0.01
Options exercised					24,333	1,654,335
Authorized share capital		300,000,000		300,000,000	300,000,000
Weighted-average number of shares used in the calculation of basic earnings per share (in shares)				118,376,455	107,499,543	100,654,935
Incremental shares				3,066,497	262,615	234,726
Options excluded from diluted weighted average number of ordinary shares				17,161,000	780,000	78,000
Net consideration | ₪		₪ 309		₪ 309
Ordinary shares		30,600,000		30,600,000
Series 2 Options [member]
Statement Line Items [Line Items]
Options expired			3,030,300
Series 3 Options [member]
Statement Line Items [Line Items]
Options exercised	2,011,998	491,717
Net consideration | ₪		₪ 4		₪ 4
Ordinary shares		7,038,300		7,038,300
Exercise price | ₪ / shares		₪ 8.64		₪ 8.64
Maturity date		Apr. 01, 2020
Series 4 Options [member]
Statement Line Items [Line Items]
Options exercised	359,676
Ordinary shares		6,426,000		6,426,000
Exercise price | ₪ / shares		₪ 9.60		₪ 9.60
Maturity date		Sep. 30, 2020